Unaudited Condensed Consolidated Statements of Comprehensive Loss - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Statement of comprehensive income [abstract]
Loss for the period	£ (3,877)	£ (2,516)	£ (13,704)	£ (10,228)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	8	2	9	6
Other comprehensive income for the period	8	2	9	6
Total comprehensive loss for the period	(3,869)	(2,514)	(13,695)	(10,222)
Attributable to:
Equity holders of the Company	£ (3,869)	£ (2,514)	£ (13,695)	£ (10,222)